Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 46,248		¥ 37,393
Deposit related to loan recommendation services	24,325		18,260
Accrued expenses	3,490		11,664
Operating lease liabilities	543		2,411
Consideration payable of business combination			1,333
Payable to employees for proceeds from shares as sold	291		324
Others	20,971		18,156
Total	¥ 95,868	$ 13,134	¥ 89,541